FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
February 12, 2004

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $137,738

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2402    28251 SH       SOLE                    28251
Abbott Laboratories            COM              002824100     3608    77416 SH       SOLE                    77416
American Express Co.           COM              025816109     3701    76728 SH       SOLE                    76728
Amgen, Inc.                    COM              031162100     1157    18726 SH       SOLE                    18726
Applied Materials, Inc.        COM              038222105     3849   171510 SH       SOLE                   171510
Astoria Financial              COM              046265104     2786    74902 SH       SOLE                    74902
Automatic Data Processing, Inc COM              053015103     2422    61138 SH       SOLE                    61138
Berkshire Hathaway Cl. B       COM              084670207     5852     2079 SH       SOLE                     2079
Bristol-Myers Squibb Co.       COM              110122108     3329   116383 SH       SOLE                   116383
Campbell Soup Co.              COM              134429109     2799   104450 SH       SOLE                   104450
Cisco Systems, Inc.            COM              17275R102     5887   242966 SH       SOLE                   242966
Coca-Cola Co.                  COM              191216100     7705   151817 SH       SOLE                   151817
Colgate-Palmolive Co.          COM              194162103      335     6695 SH       SOLE                     6695
Costco Cos.                    COM              22160K105     3010    80950 SH       SOLE                    80950
D.R. Horton                    COM              23331A109     2204    50945 SH       SOLE                    50945
Dell, Inc.                     COM              24702R101     3834   112838 SH       SOLE                   112838
EMC Corporation                COM              268648102     1717   132925 SH       SOLE                   132925
Gannett Co., Inc.              COM              364730101      935    10492 SH       SOLE                    10492
General Electric Co.           COM              369604103     3886   125425 SH       SOLE                   125425
Gillette Co.                   COM              375766102     4806   130858 SH       SOLE                   130858
Greenpoint Financial Corp.     COM              395384100      954    27000 SH       SOLE                    27000
Home Depot, Inc.               COM              437076102     5947   167560 SH       SOLE                   167560
Intel Corp.                    COM              458140100     3720   116081 SH       SOLE                   116081
InterActiveCorp                COM              45840Q101      893    26325 SH       SOLE                    26325
Johnson & Johnson, Inc.        COM              478160104     4262    82508 SH       SOLE                    82508
McDonalds Corp.                COM              580135101     3854   155225 SH       SOLE                   155225
McGraw-Hill, Inc.              COM              580645109     2397    34279 SH       SOLE                    34279
Medco Health Solutions, Inc.   COM              58405U102      275     8091 SH       SOLE                     8091
Medtronic, Inc.                COM              585055106     1901    39112 SH       SOLE                    39112
Merck & Co., Inc.              COM              589331107     3084    66752 SH       SOLE                    66752
Microsoft Corp.                COM              594918104     3120   113992 SH       SOLE                   113992
Newell Rubbermaid Co.          COM              651229106      770    33830 SH       SOLE                    33830
Nokia Corp. ADS                COM              654902204      654    38457 SH       SOLE                    38457
Papa John's International      COM              698813102     2159    64675 SH       SOLE                    64675
Paychex, Inc.                  COM              704326107      947    25453 SH       SOLE                    25453
PepsiCo, Inc.                  COM              713448108     2727    58500 SH       SOLE                    58500
Pfizer, Inc.                   COM              717081103     2120    60004 SH       SOLE                    60004
Reader's Digest Assn., Inc.    COM              755267101     3720   253758 SH       SOLE                   253758
Sara Lee Corp.                 COM              803111103     2695   124140 SH       SOLE                   124140
Schering-Plough Corp.          COM              806605101     2136   122821 SH       SOLE                   122821
Service Corp. Int'l            COM              817565104     1167   216550 SH       SOLE                   216550
Sony Corp. ADR                 COM              835699307     2340    67496 SH       SOLE                    67496
State Street Corp.             COM              857477103      933    17920 SH       SOLE                    17920
Sun Microsystems, Inc.         COM              866810104       56    12600 SH       SOLE                    12600
Symbol Technologies, Inc.      COM              871508107     2754   163079 SH       SOLE                   163079
Sysco Corp.                    COM              871829107     4022   108044 SH       SOLE                   108044
Time Warner, Inc.              COM              887317105     5353   297575 SH       SOLE                   297575
U.S. Bancorp                   COM              902973304     2276    76442 SH       SOLE                    76442
United Parcel Service Cl. B    COM              911312106      208     2790 SH       SOLE                     2790
Washington Mutual, Inc.        COM              939322103     2298    57277 SH       SOLE                    57277
Waste Management, Inc.         COM              94106L109     1562    52760 SH       SOLE                    52760
Wyeth                          COM              983024100      207     4880 SH       SOLE                     4880